UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street Boston, MA	02109
(Address of principal executive offices)	(Zip code)

Ellen E. Terry, Vice President

The New America High Income Fund, Inc.

33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-263-6400

Date of fiscal year end:	12/31

Date of reporting period:	7/1/10 – 6/30/11

Item 1.           Proxy Voting Record.

Note 1.  In its role as the Fund’s investment adviser, T. Rowe Price Associates votes all proxies with respect to securities held in the Fund’s portfolio.

XM Satellite Radio Inc., 11.25% due June 2013

	Security ID:	B61V8D2	Meeting Type:	Consent and Tender
	Meeting Date:	November 9, 2010
	Record Date:	October 15, 2010

	Proposal	Mgmt. Rec	Vote Cast	Sponsor

1	For every $1,000 principal amount of notes tendered holders will receive $1,020 plus accrued and unpaid interest to, but excluding the date of payment.	N/A	Yes	Management

Accelent Inc., 10.50%, due 12/1/13

	Security ID:	B121L82	Meeting Type:	Consent and Tender
	Meeting Date:	November 10, 2010
	Record Date:	October 15, 2010

	Proposal	Mgmt. Rec	Vote Cast	Sponsor

1	For every $1,000 principal amount of notes tendered holders will receive $1,030 plus accrued and unpaid interest to, but excluding the date of payment.	N/A	No	Management

Wind Acquisition Finance S.A. 11.75%, due 7/15/17

	Security ID:	B3P9K35	Meeting Type:	Consent
	Meeting Date:	November 12, 2010
	Record Date:	November 8, 2010

	Proposal	Mgmt. Rec	Vote Cast	Sponsor

1	Holders who consent will receive a consent fee	N/A	Yes	Management

Wind Acquisition Finance S.A. 11.75%, due 7/15/17

	Security ID:	B54RLL9	Meeting Type:	Consent
	Meeting Date:	November 12, 2010
	Record Date:	November 8, 2010

	Proposal	Mgmt. Rec	Vote Cast	Sponsor

1	Holders who consent will receive a consent fee	N/A	Yes	Management

Cricket Communications 9.375%, 11/1/14

	Security ID:	B1XK7B3	Meeting Type:	Consent and Tender
	Meeting Date:	December 3, 2010
	Record Date:	November 8, 2010

	Proposal	Mgmt. Rec	Vote Cast	Sponsor

1	For every $1,000 principal amount of notes tendered holders will receive $1,050.63 plus accrued and unpaid interest to, but excluding the date of payment.	N/A	Yes	Management

Mercer International Inc. 9.25% due 2013

	Security ID:	B0668DO	Meeting Type:	Consent and Tender
	Meeting Date:	December 1, 2010
	Record Date:	November 8, 2010

	Proposal	Mgmt. Rec	Vote Cast	Sponsor

1	For every $1,000 principal amount of notes tendered holders will receive $1,023.13 plus accrued and unpaid interest to, but excluding the date of payment.	N/A	Yes	Management

Berry Plastics Holding 8.875%, 9/15/14

	Security ID:	B3KYGG0	Meeting Type:	Consent and Tender
	Meeting Date:	December 3, 2010
	Record Date:	November 9, 2010

	Proposal	Mgmt. Rec	Vote Cast	Sponsor

1	For every $1,000 principal amount of notes tendered holders will receive $1,047.50 plus accrued and unpaid interest to, but excluding the date of payment.	N/A	Yes	Management

Europcar Groupe, Senior Notes, due 2013

	Security ID:	B1BX9Z2	Meeting Type:	Consent
	Meeting Date:	November 16, 2010
	Record Date:	November 9, 2010

	Proposal	Mgmt. Rec	Vote Cast	Sponsor

1	Holders voting in favor of all resolutions will receive early deadline payment of 10 EUR per EUR 1,000 principal amount held	N/A	Yes	Management

Mobile Mini, Inc., 9.75% Notes due 2014

	Security ID:	B2B1500	Meeting Type:	Consent and Tender
	Meeting Date:	December 8, 2010
	Record Date:	November 10, 2010

	Proposal	Mgmt. Rec	Vote Cast	Sponsor

1	For every $1,000 principal amount of notes tendered holders will receive $1,052.50 plus accrued and unpaid interest to, but excluding the date of payment.	N/A	Yes	Management

Novelis, Inc., 11.50% 2/15/15

	Security ID:	B5ZVKZ7	Meeting Type:	Consent and Tender
	Meeting Date:	December 28, 2010
	Record Date:	December 7, 2010

	Proposal	Mgmt. Rec	Vote Cast	Sponsor

1	For every $1,000 principal amount of notes tendered holders will receive $1,258.50 plus accrued and unpaid interest to, but excluding the date of payment.	N/A	Yes	Management

Del Monte Corporation 7.50% 10/15/19

	Security ID:	B5Q86Z9	Meeting Type:	Consent and Tender
	Meeting Date:	February 15, 2011
	Record Date:	January 24, 2011

	Proposal	Mgmt. Rec	Vote Cast	Sponsor

1	For every $1,000 principal amount of notes tendered holders will receive $1,258.50 plus accrued and unpaid interest to, but excluding the date of payment.	N/A	Yes	Management

Wynn Las Vegas LLC 7.75% 8/15/20

	Security ID:	B5BJDT0	Meeting Type:	Consent
	Meeting Date:	January 26, 2011
	Record Date:	January 19, 2011

	Proposal	Mgmt. Rec	Vote Cast	Sponsor

1	For every $1,000 principal amount of notes held, holders who consent will receive $1.25 consent fee for which the related consent has been validly delivered and not validly revoked.	N/A	Yes	Management

Wynn Las Vegas LLC 7.875% 11/1/17

	Security ID:	B5BJDT0	Meeting Type:	Consent
	Meeting Date:	January 26, 2011
	Record Date:	January 19, 2011

	Proposal	Mgmt. Rec	Vote Cast	Sponsor

1	For every $1,000 principal amount of notes held, holders who consent will receive $1.25 consent fee for which the related consent has been validly delivered and not validly revoked.	N/A	Yes	Management

Kratos Defense and Security Solutions 10%, Notes due 2017

	Security ID:	B4L8635	Meeting Type:	Consent
	Meeting Date:	February 2, 2011
	Record Date:	January 28, 2011

	Proposal	Mgmt. Rec	Vote Cast	Sponsor

1	Holders will receive a consent payment of $5.00 per $1,000 principal amount of Notes held if the requisite consent is met, regardless of whether such holder consented to the proposed amendments.	N/A	Yes	Management

Wind Acquisition Finance S.A. 11.75% 7/15/17

	Security ID:	B3P9K35	Meeting Type:	Consent
	Meeting Date:	February 25, 2011
	Record Date:	February 22, 2011

	Proposal	Mgmt. Rec	Vote Cast	Sponsor

1	Holders who consent will receive a consent fee	N/A	Yes	Management

Grohe Holding GMBH Notes due 2014

	Security ID:	B1N83D1	Meeting Type:	Consent and Tender
	Meeting Date:	March 7, 2011
	Record Date:	March 2, 2011

	Proposal	Mgmt. Rec	Vote Cast	Sponsor

1	Holders will receive a consent fee of EUR 2.50 per EUR1,000 principal amount	N/A	Yes	Management

Grohe Holding GMBH Notes due 2014

	Security ID:	B1N83D1	Meeting Type:	Consent
	Meeting Date:	March 7, 2011
	Record Date:	March 3, 2011

	Proposal	Mgmt. Rec	Vote Cast	Sponsor

1

Holders will receive total compensation of EUR 1,003.50 per EUR 1,000 principal amount which includes the consent payment of EUR 2.50 per EUR 1,000 principal amount. This option is an automatic consent to the Proposal

		N/A	Yes	Management

Penn Virginia Corporation 10.375% 6/15/16

	Security ID:	B5LJ2F9	Meeting Type:	Consent
	Meeting Date:	April 1, 2011
	Record Date:	March 23, 2011

	Proposal	Mgmt. Rec	Vote Cast	Sponsor

1	Holders who consent to the amendments will receive a consent fee of $2.50 per $1,000 principal amount of Notes held.	N/A	Yes	Management

Lions Gate Entertainment 10.25% 11/1/16

	Security ID:	B56Q6K8	Meeting Type:	Consent
	Meeting Date:	May 15, 2011
	Record Date:	May 5, 2011

	Proposal	Mgmt. Rec	Vote Cast	Sponsor

1	Holders will receive a consent payment of $23.75 per $1,000 principal amount held, subject to the terms and conditions set forth in the Consent Solicitation Statement.	N/A	Yes	Management

Vantage Drilling Company 11.50% First Lien Notes due 2015

	Security ID:	B67K736	Meeting Type:	Consent
	Meeting Date:	May 19, 2011
	Record Date:	May 12, 2011

	Proposal	Mgmt. Rec	Vote Cast	Sponsor

1	Holders who consent to the proposed amentments will receive a consent fee of $5.00 per $1,000 principal amount held.	N/A	No	Management

CIT Group

	Security ID:	B4ZWBK5	Meeting Type:	Consent and Exchange
	Meeting Date:	June 13, 2011
	Record Date:	May 20, 2011

	Proposal	Mgmt. Rec	Vote Cast	Sponsor

1	Holders will receive the Total Exchange Consideration which includes $1,000 principal amount of new notes and the Consent Payment of $2.50 per $1,000 principal amount held.	N/A	No	Management

Smurfit Stone Container Corporation

	Security ID:	83272A104	Meeting Type:	Special
	Meeting Date:	“May 27, 2011
	Record Date:	April 8, 2011

	Proposal	Mgmt. Rec	Vote Cast	Sponsor

1	Approve Merger Agreement	In Favor	Yes	Management
2	Adjourn Meeting	In Favor	Yes	Management

AMO Escrow 11.50%, 12/15/17

	Security ID:	00175KAA2	Meeting Type:	Special
	Meeting Date:	June 27, 2011
	Record Date:	June 15, 2011

	Proposal	Mgmt. Rec	Vote Cast	Sponsor

1	Consent to waiver under the indenture.	N/A	Yes	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc.

By (Signature and Title)*	/s/ Robert F. Birch President and Principal Executive Officer

Date	August 29, 2011

* Print the name and title of each signing officer under his or her signature.

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